Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Balance Sheet [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates [Line Items]
RMB:1USD	7.2537	6.9091
Profits/Loss [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates [Line Items]
RMB:1USD	6.9237		6.4758